Average Annual Total Returns - iShares 5-10 Year Investment Grade Corporate Bond ETF - iShares 5-10 Year Investment Grade Corporate Bond ETF	Jun. 29, 2021
Average Annual Return:
1 Year	9.62%
5 Years	5.94%
10 Years	4.65%
Inception Date	Jan. 05, 2007
After Taxes on Distributions
Average Annual Return:
1 Year	8.35%	[1]
5 Years	4.65%	[1]
10 Years	3.42%	[1]
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.66%	[1]
5 Years	3.99%	[1]
10 Years	3.06%	[1]

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.